PHL Variable Insurance Company

One American Row

Hartford, CT 06102-5056

March 18, 2011

Securities and Exchange Commission

100 F Street, NW

Washington, DC 20549

RE:	PHL Variable Insurance Company
Phoenix Guaranteed Income Edge
Registration Statement on Form S-1, File No. 333-137802 (“Registration Statement”)

To the Commission Staff:

Electronically transmitted for filing is Post-effective Amendment Number 5 to the Registration Statement (the “Post-effective Amendment”) filed under the Securities Act of 1933, as amended.

The Post-effective Amendment incorporates applicable disclosure changes made in response to SEC Staff comments received after the effectiveness of Post-Effective Amendment Number 4 to the Registration Statement with regard to prospectuses contained in similar registration statements on Form S-1 for the registrant’s Phoenix Guaranteed Income Edge product (Portfolio Design Advisors, registration statement on Form S-1 (File No. 333-164778); The Institute for Wealth Management, LLC, registration statement on Form S-1 (File No. 333-168357); Eqis Capital Management, Inc., registration statement on Form S-1 (File No. 333-164872); J.P. Turner & Company Capital Management, LLC, registration statement on Form S-1 (File No. 333-168963); and Investors Capital Corporation, registration statement on Form S-1 (File No. 333-161382)).

Additionally, the Post-effective Amendment reflects a change in the principal underwriter for the securities offered by the Registration Statement, updates certain information requiring periodic update, and makes certain typographical corrections and other non-material changes to the prospectus.

Requests for acceleration made on behalf of the registrant and the principal underwriter, updated financial information and required consents and exhibits not included here will be included in a subsequent post-effective amendment to be filed in April, 2011.

Please call me at (860) 403-6486 if you have questions concerning this filing.

Very truly yours,

/s/ Mary K. Johnson

Mary K. Johnson

Counsel

Phoenix Life Insurance Company